LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
9. LEASES
The Company has commitments under operating leases for certain machinery and equipment, as well as manufacturing, warehousing, showroom and other facilities used in its operations. The Company has no finance leases. Excluding short-term leases, the Company’s leases have initial terms ranging from 1 to 16 years, most of which include options the Company may exercise to extend or renew the lease for 1 to 6 years, and some of which include options to terminate the leases with notification periods of up to 1 year. Certain lease agreements contain provisions for future rent increases. Payments due under lease contracts are fixed.
Lease cost recognized in the consolidated statements of operations for 2020 and 2019 is summarized as follows (in millions):

	Year ended December 31,
	2020	2019
Lease cost:
Operating lease cost	$33.0	$28.6
Short-term lease cost	4.2	3.3
Sublease income	(0.2)	(0.2)
Total lease cost	$37.0	$31.7
The Company recognized rent expense of $32.1 million for the year ended December 31, 2018.
Other lease information as of and for the years ended December 31, includes (dollars in millions):

	2020	2019
Weighted-average remaining lease term (in years)
Operating leases	7.2	5.9
Weighted-average discount rate
Operating leases	3.8%	4.9%

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$30.4	$29.0
ROU assets obtained in exchange for new operating lease liabilities:
Operating leases	$80.3	$15.8
As of December 31, 2020, maturities of the Company's operating lease liabilities are as follows (in millions):

2021	$33.7
2022	30.8
2023	27.9
2024	24.5
2025	18.4
Thereafter	59.1
Total lease payments	194.4
Less imputed interest	(26.0)
Present value of lease liability	$168.4
As of December 31, 2020, the Company has entered into operating leases that have not yet commenced, for which it will recognize ROU assets and lease liabilities of approximately $37.9 million. These leases will commence in 2021 with lease terms of 3 years to 11 years.